SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - RUB RUB in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment
Goodwill impairment		RUB 576
KinoPoisk
Property and Equipment
Goodwill impairment	RUB 576	RUB 576
Servers and network equipment
Property and Equipment
Estimated useful lives	3 years
Infrastructure systems | Minimum
Property and Equipment
Estimated useful lives	3 years
Infrastructure systems | Maximum
Property and Equipment
Estimated useful lives	10 years
Office furniture and equipment
Property and Equipment
Estimated useful lives	3 years
Buildings | Minimum
Property and Equipment
Estimated useful lives	10 years
Buildings | Maximum
Property and Equipment
Estimated useful lives	20 years
Leasehold improvements | Maximum
Property and Equipment
Estimated useful lives	5 years
Other equipment | Minimum
Property and Equipment
Estimated useful lives	3 years
Other equipment | Maximum
Property and Equipment
Estimated useful lives	5 years